Certain Risks and Concentration (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total revenue derived from internet information services licenses	87.10%
Account Receivable | Credit Concentration Risk | Evergrande Group
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	21.80%	19.40%